SIGNIFICANT COMMITMENTS AND AGREEMENTS - Schedule of service concession arrangement (Details) - IDR (Rp) Rp in Billions	Jun. 22, 2017	Sep. 26, 2016	Sep. 22, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 27, 2011	Dec. 23, 2010	Mar. 12, 2010
Service concession arrangement
Percentage of gross revenue to be contributed for united service organization development		1.25%
Trade Receivable for United Service Organization Program				Rp 115	Rp 178
Telkomsel
Service concession arrangement
Compensation receivable	Rp 217
Compensation received	Rp 83
Internet access service concession arrangements
Service concession arrangement
Service concession arrangements amount							Rp 528	Rp 322
All packages 1 to 13 service concession arrangement | Telkomsel
Service concession arrangement
Service concession arrangements amount						Rp 830
Desa pinter service concession arrangement | Telkomsel
Service concession arrangement
Service concession arrangements amount						Rp 261
Legal proceeding contingent liabilities USO PLIK | Internet access service concession arrangements
Service concession arrangement
Litigation settlement awarded from other party			Rp 127
Legal proceeding contingent liabilities USO MPLIK | Internet access service concession arrangements
Service concession arrangement
Litigation settlement awarded from other party			Rp 342